Vanguard Global Wellington Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Global Wellington Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, typically investing 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying equity securities of established large- and mid-size U.S. and foreign companies. In choosing these securities, the advisor seeks to invest in stocks of companies that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks.The Fund invests the remaining 30% to 40% of its assets mainly in U.S. and foreign fixed income securities of any maturity that the advisor believes will generate a moderate level of current income. These fixed income securities may include corporate bonds, government and agency bonds, and/or asset-backed, mortgage-backed, or mortgage-related securities. The Fund may also invest in foreign currency bonds. In an effort to manage the currency risk associated with investing in foreign currency bonds, the Fund may attempt to hedge its foreign currency exposure. The Fund hedges its foreign currency exposure primarily through the use of foreign currency exchange forward contracts, which are a type of derivative.